Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure Of Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
Adoption of new and revised International Financial Reporting Standards
Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates titled Lack of Exchangeability

Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates titled Lack of Exchangeability	The Entity has adopted the amendments to IAS 21 for the first time in the current year.

The amendments specify how to assess whether a currency is exchangeable, and how to determine the exchange rate when it is not.

New and amended IFRS Accounting Standards issued but not yet effective

At the date of authorization of the consolidated financial statements, the Entity has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective:

Amendments to IFRS 9 and IFRS 7 Amendments to the Classification and Measurement of Financial Instruments

Annual Improvements to IFRS Accounting Standards - Volume 11 Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 7 Financial - Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7, IFRS 9 Financial- Instruments, IFRS 10 Consolidated Financial Statements, and IAS 7 Statement of Cash Flows

IFRS 18 Presentation and Disclosures in Financial Statements
IFRS 19 Subsidiaries without Public Accountability: Disclosures

Amendments to IFRS 9 and IFRS 7—Amendments to the Classification and Measurement of Financial Instruments

The amendments in Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7) are:

Derecognition of a financial liability settled through electronic transfer

The amendments permit an entity to deem a financial liability (or part of a financial liability) that is settled using an electronic payment system to be discharged (and derecognised) before the settlement date if specified criteria are met. If an entity elects to apply this accounting policy, it must do so for all settlements made through the same electronic payment system.

Classification of financial assets

•Contractual terms that are consistent with a basic lending arrangement.

•The amendments provide guidance on how an entity should assess whether contractual cash flows of a financial asset are consistent with a basic lending arrangement. This is intended to assist an entity to apply the requirements for assessing contractual cash flow characteristics to financial assets with features linked to environmental, social and governance (ESG) concerns.

•Assets with non-recourse features.The amendments enhance the description of the term ‘non-recourse’, in particular to specify that a financial asset has non-recourse features if an entity’s ultimate right to receive cash flows is contractually limited to the cash flows generated by specified assets.

•Contractually linked instruments.The amendments clarify the characteristics of contractually linked instruments that distinguish them from other transactions. Specifically, the amendments highlight that in such instruments a prioritisation of payments to the holders of financial assets using multiple contractually linked instruments (tranches) is established through a waterfall payment structure, resulting in concentrations of credit risk and a disproportionate allocation of losses between the holders of different tranches. The amendments also note that not all transactions with multiple debt instruments meet the criteria of transactions with multiple contractually linked instruments. In addition, the amendments clarify that the reference to instruments in the underlying pool can include financial instruments that are not within the scope of the classification requirements.

Disclosures

Investments in equity instruments designated at FVTOCI.
The requirements in IFRS 7 are amended to require an entity to disclose the fair value gain or loss presented in other comprehensive income during the period, showing separately the fair value gain or loss that relates to investments derecognised in the period and the fair value gain or loss that relates to investments held at the end of the period.

Contractual terms that could change the timing or amount of contractual cash flows.
The amendments require an entity to disclose the contractual terms that could change the timing or amount of contractual cash flows on the occurrence (or non-occurrence) of a contingent event that does not relate directly to changes in a basic lending risks and costs. The requirements apply to each class of financial asset measured at amortised cost or FVTOCI and each class of financial liability measured at amortised cost.

The amendments are effective for annual reporting periods beginning on or after 1 January 2026 with earlier application permitted. If an entity elects to apply these amendments for an earlier period, it is required to either:

•apply all the amendments at the same time and disclose that fact or
•apply only the amendments to the classification of financial assets for that earlier period and disclose that fact.

The amendments are required to be applied retrospectively, in accordance with IAS 8, with specific exceptions.

The Management of the Entity is still assessing the impact of these amendments but anticipates that their application will not affect the Entity’s consolidated financial statements in future periods.

Annual Improvements to IFRS Accounting Standards—Volume 11

The IASB issued amendments to five IFRS Accounting Standards as part of its annual improvements process.

IFRS 1 First-time Adoption of International Financial Reporting Standards—Hedge accounting by a first-time adopter

For consistency with the requirements in IFRS 9, IFRS 1:B5-B6 were amended to refer to the ‘qualifying criteria’ for hedge accounting (instead of the ‘conditions’) and to add cross-references to IFRS 9:6.4.1 to improve the understandability of IFRS 1.

IFRS 7 Financial Instruments: Disclosures—Gain or loss on derecognition

The amendments remove an obsolete cross-reference in IFRS 7:B38 to a paragraph that had been deleted when IFRS 13 was issued and align the wording of this paragraph with the terms used in IFRS 13.

Guidance on implementing IFRS 7—Disclosure of deferred difference between fair value and transaction price

The amendments update IFRS 7:IG14 to make the wording of that paragraph consistent with IFRS 7:28 and improve the internal consistency of the wording in the example in IFRS 7:IG14.

Guidance on implementing IFRS 7—Introduction and credit risk disclosures

The amendments add a statement to IFRS 7:IG1 clarifying that the guidance does not necessarily illustrate all the requirements in the referenced paragraphs of IFRS 7. The amendments also simplify the explanation of the aspects of the requirements that are not illustrated in IFRS 7:IG20B.

IFRS 9 Financial Instruments—Derecognition of lease liabilities

The amendments add a cross-reference to IFRS 9:3.3.3 in IFRS 9.2.1(b)(ii) to clarify that, when a lessee has determined that a lease liability has been extinguished in accordance with IFRS 9, the lessee is required to apply IFRS 9:3.3.3 and therefore recognise any resulting gain or loss in profit or loss.

IFRS 9 Financial Instruments—Transaction price
The amendments replace ‘their transaction price (as defined in IFRS 15)’ in IFRS 9.5.1.3 with ‘the amount determined by applying IFRS 15’ to address inconsistency between IFRS 9.5.1.3 and the requirements of IFRS 15 which may require a receivable to be measured at an amount that differs from the amount of the transaction price recognised as revenue. Additionally, the reference to ‘transaction price’ (as defined in IFRS 15) is deleted from Appendix A of IFRS 9.

IFRS 10 Consolidated Financial Statements—Determination of a ‘de facto agent’

The amendments address concerns that the requirements in IFRS 10:B73-B74 might, in some situations, be contradictory. IFRS 10:B73 refers to ‘de facto agents’ as parties acting on the investor’s behalf and states that the determination of whether other parties are acting as de facto agents requires judgement. However, the second sentence of IFRS 10:B74 includes more conclusive language and states that a party is a de facto agent when those that direct the activities of the investor have the ability to direct that party to act on the investor’s behalf. The amendments update IFRS 10:B74 to use less conclusive language and to clarify that the relationship described in IFRS 10:B74 is just one example of a circumstance in which judgement is required to determine whether a party is acting as a de facto agent.

IAS 7 Statement of Cash Flows—Cost method

The amendment replaces the term ‘cost method’ with ‘at cost’ in IAS 7:37 in line with the removal of the definition of ‘cost method’ from the IFRS Accounting Standards.

The amendments are effective for annual reporting periods beginning on or after January 1, 2026, with early application permitted. An entity is required to apply the amendments to IFRS 9:2.1(b)(ii) to lease liabilities that are extinguished on or after the beginning of the annual reporting period in which the entity first applies that amendment. No specific transition provisions are provided in respect of the other amendments.

IFRS 18 Presentation and Disclosures in Financial Statements

IFRS 18 replaces IAS 1, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. In addition, some IAS 1 paragraphs have been moved to IAS 8 and IFRS 7. Furthermore, the IASB has made minor amendments to IAS 7 and IAS 33 Earnings per Share.

IFRS 18 introduces new requirements to:

•present specified categories and defined subtotals in the statement of profit or loss
•provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements
•improve aggregation and disaggregation.

An entity is required to apply IFRS 18 for annual reporting periods beginning on or after 1 January 2027, with earlier application permitted. The amendments to IAS 7 and IAS 33, as well as the revised IAS 8 and IFRS 7, become effective when an entity applies IFRS 18. IFRS 18 requires retrospective application with specific transition provisions.

The Management of the Entity is still assessing the IFRS 18 adoption impacts, which are expected to be reported in the Entity’s interim financial statements for the first quarter of 2027.

IFRS 19 Subsidiaries without Public Accountability: Disclosures

IFRS 19 establishes reduced disclosure requirements for subsidiaries that do not have public accountability and whose parent prepares consolidated financial statements under IFRS Accounting Standards. As the Entity is publicly listed and therefore meets the definition of public accountability, it is not permitted to apply IFRS 19. Consequently, this standard will not be adopted upon its effective date.

Statement of compliance	Statement of compliance The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).
Basis of preparation	Basis of preparation
The consolidated financial statements have been prepared on the historical cost basis except for investment properties and financial instruments that are measured at fair value at the end of each reporting period, as explained in the accounting policies below.
i.Historical cost
Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.
ii.Fair value
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Entity takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, Share-based Payments.
In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:
•Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
•Level 2 fair value measurements are those derived from inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
•Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data.
iii.Going concern
The consolidated financial statements have been prepared by Management assuming that the Entity will continue to operate as a going concern.

Basis of consolidation	Basis of consolidation
The consolidated financial statements incorporate the financial statements of Vesta and entities (including structured entities) controlled by Vesta and its subsidiaries. Control is achieved when the Entity:
•Has power over the investee;
•Is exposed, or has rights, to variable returns from its involvement with the investee; and
•Has the ability to use its power to affect its returns.
The Entity reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
Consolidation of a subsidiary begins when the Entity obtains control over the subsidiary and ceases when the Entity loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit and other comprehensive income (loss) from the date the Entity gains control or until the date when the Entity ceases to control the subsidiary.
Profit or loss and each component of other comprehensive income are attributed to the owners of the Entity and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Entity and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Entity’s accounting policies.
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Entity are eliminated in full on consolidation.

	Ownership percentage
Subsidiary/Entity	December 31, 2025	December 31, 2024	December 31, 2023	Activity

QVC, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
QVC II, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
WTN Desarrollos Inmobiliarios de México, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Baja California, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Bajío, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Querétaro, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Proyectos Aeroespaciales, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta DSP, S. de R. L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Management, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Provides specialized administrative services
Servicio de Administración y Mantenimiento Vesta, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Provide specialized administrative services
Enervesta, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Provides administrative services to the Entity
Trust CIB 2962	(1)	(1)	(1)	Vehicle to distribute shares to employees under the Long-Term Incentive plan.
(1)Employee share trust established in conjunction with the 20-20 Long Term Incentive Plan over which the Entity exercises control. As of January 8, 2026, Grupo Financiero Invex replaced CIB as trustee.

Investments in associated companies are accounted for using the equity method. As of December 31, 2025, the investment in associates, which is not consolidated, is as follows:

	Ownership percentage
Entity	2025	2024	2023	Activity

Evergreen Grid Solutions S. de R.L. de C.V.	55%	-	-	Energy renewable solutions to the Entity

Financial assets	Financial assets
All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace. All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.

Classification of financial assets

The Entity’s financial assets are classified and measured at amortized cost, as they are held within a business model whose objective is to collect contractual cash flows, and such cash flows represent solely payments of principal and interest.

The Entity’s financial assets measured at amortized cost include:

•cash and cash equivalents,
•restricted cash,
•operating lease receivables,
•other receivables, and
•security deposits paid.

The Entity does not hold financial assets within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets, and all of its financial assets have contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Therefore, the Entity has no financial assets subsequently measured under fair value through other comprehensive income (FVTOCI) or under the fair value through profit and loss (FVTPL).

(i) Measurement under amortized cost and effective interest method

The effective interest method is a method for calculating the amortized cost of a debt instrument and for allocating interest income during the relevant period.

For financial assets that were not purchased or originated by credit-impaired financial assets (for example, assets that are credit-impaired on initial recognition), the effective interest rate is the rate that exactly discounts future cash inflows (including all commissions and points paid or received that form an integral part of the effective interest rate, transaction costs, and other premiums or discounts), excluding expected credit losses, over the expected life of the debt instrument or , if applicable, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting estimated future cash flows, including expected credit losses, at the amortized cost of the debt instrument on initial recognition.

The amortized cost of a financial asset is the amount at which the financial asset is measured on initial recognition minus repayments of principal, plus the accumulated amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting any provision for loss allowance.

Interest income is recognized as realized in the consolidated statements of profit and other comprehensive income (loss) and is included in the interest income line item.

Foreign exchange gains and losses

The carrying amount of financial assets denominated in a foreign currency is determined in that foreign currency and translated at the exchange rate at the end of each reporting period.

For financial assets measured at amortized cost that are not part of a designated hedging relationship, exchange differences are recognized in exchange gain (loss) -net in the statement of profit and other comprehensive income (loss).

Impairment of financial assets
The Entity recognizes lifetime expected credit losses (“ECL”) for operating lease receivables.

The expected credit losses on these financial assets are estimated using a provision matrix based on the Entity’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate. The expected credit loss is estimated as the difference between all the contractual cash flows that are due to the Entity in accordance with the contract and all the cash flows that the Entity expects to receive, discounted at the original effective interest rate. For a lease receivable, the cash flows used to determine the expected credit losses are consistent with the cash flows used in the measurement of the lease receivable in accordance with IFRS 16 Leases.

Loss allowances for other receivables are recognized only when credit risk has increased significantly.

The Entity recognizes an impairment loss or loss in the result of all financial instruments with a corresponding adjustment to their book value through a provision for losses account, except investments in debt instruments that are measured at fair value at through other comprehensive income, for which the provision for losses is recognized in other comprehensive and accumulated results in the investment revaluation reserve, and does not reduce the book value of the financial asset in the statement of financial position.

Derecognition of financial assets

The Entity derecognizes a financial asset only when the contractual rights to the cash flows expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Entity does not transfer or retain substantially all the risks and benefits of ownership and continues to control the transferred asset, the Entity recognizes its retained interest in the asset and an associated liability for the amounts due. If the Entity retains substantially all the risks and benefits of ownership of a transferred financial asset, the Entity continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.
Upon derecognition of a financial asset measured at amortized cost, the difference between the asset's carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.
Financial liabilities	Financial liabilities
All financial liabilities are measured subsequently at amortized cost using the effective interest method.
Financial liabilities measured subsequently at amortized cost
Financial liabilities (including borrowings) that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or (iii) designated as at FVTPL, are measured subsequently at amortized cost using the effective interest method.
The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and expenses paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of a financial liability.

Foreign exchange gains and losses

For financial liabilities that are denominated in a foreign currency and are measured at amortized cost at the end of each reporting period, the foreign exchange gains and losses are determined based on the amortized cost of the instruments. These foreign exchange gains and losses are recognized in the ‘exchange (loss) gain - net’ line item in profit or loss for financial liabilities.

Modification of contractual cash flows
When the contractual cash flows of a financial instrument are modified and does not result in derecognition, differences between the recalculated gross carrying amount and the carrying amount before modification is recognized in profit or loss as modification gain or loss, at the date of modification.

Financial liabilities linked to a sustainability factor
For sustainability-linked bonds or credit facilities, where compliance with a sustainability factor results in a decrease in the contractual interest rate, the Entity assesses whether the contractual linkage of the interest amount to such sustainability factor meets the definition of an embedded derivative that needs to be bifurcated from the host contract and accounted for separately. To make this assessment, the Entity analyzes whether the sustainability factor is a financial or non-financial variable, which is determined by the impact of such variable on the Entity’s own credit risk.
For instruments where the sustainability factor is a financial variable, the Entity has determined that the definition of an embedded derivative is met. However, the economic characteristics and risks of the embedded derivative are deemed to be closely related to the host contract, and therefore, it is not bifurcated. When there are changes in cash flows resulting from changes in interest rates caused by the sustainability factor, the Entity revises the future cash flows and adjusts the effective interest rate accordingly, having no impact on profit or loss.
For instruments where the sustainability factor is a non-financial variable, the Entity has determined that the definition of an embedded derivative is not met. When there are changes in cash flows resulting from changes in interest rates caused by the sustainability factor, the Entity revises the future cash flows and discounts them using the original effective interest rate. The difference between the carrying amount before the change and the remeasured carrying amount is recognized immediately in profit or loss

Derecognition of financial liabilities

The Entity derecognizes financial liabilities when, and only when, the Entity’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

When the Entity exchanges with the existing lender a debt instrument in another with substantially different terms, that exchange is accounted for as an extinction of the original financial liability and the recognition of a new financial liability. Similarly, the Entity considers the substantial modification of the terms of an existing liability or part of it as an extinction of the original financial liability and the recognition of a new liability. The terms are assumed to be substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective rate, is at least 10% different from the current discounted rate. Value of the remaining cash flows of the original financial liability. If the modification is not material, the difference between: (1) the carrying amount of the liability before the modification; and (2) the present value of the cash flows after the modification should be recognized in profit or loss as the gain or loss from the modification within other gains and losses.
The balance as of December 31, 2025, 2024 and 2023 of short-term accounts payables was:

	December 31, 2025	December 31, 2024	December 31, 2023

Construction in-progress (1)	$5,062,001	$1,622,188	$6,421,225
Land (2)(3)	23,937,534	7,431,219	275,230
Existing properties	1,149,283	4,217,995	5,107,983
Others accounts payables	650,097	922,898	1,384,528

	$30,798,915	$14,194,300	$13,188,966
(1)At the end of fiscal year December 31, 2025, 2024, and 2023 the Entity began the construction of three, twelve and ten investment properties, respectively. The amount represents the advances according to the construction contract, which will be paid during the first quarter of the following year.
(2)During the third quarter of 2022 the Entity acquired a land reserve and signed promissory agreements for a total of $8,256,912 to be paid on quarterly installments of $91,744 starting in March 2023 plus a final payment of $7,431,219 due in June 2025; the long-term payable portion as of December 31, 2023 and 2022 is $$7,706,450 and $7,889,937, respectively. As of December 31, 2024, the remaining amount of $7,431,219 is classified as a short-term liability.
(3)During the fourth quarter of 2025, the Entity acquired a land reserve for a total of $97,020,817, of which the Entity paid $46,827,543 up front. The outstanding balance of $47,351,305 is to be paid in semiannual installments starting in April 2026 with a final payment due in October 2027; the long-term payable portion as of December 31, 2025 was $23,413,771. The outstanding balance accrues interest at an annual rate of 5.75%.

Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents consist mainly of bank deposits in checking accounts and short-term investments, highly liquid and easily convertible into cash, maturing within three months as of their acquisition date, which are subject to an insignificant risk of changes in value. Cash is carried at nominal value and cash equivalents are valued at fair value; any fluctuations in value are recognized in interest income of the period. Cash equivalents are represented mainly by investments in treasury certificates (CETES) and money market funds.

Restricted cash and security deposits	Restricted cash and security deposits
Restricted cash represents cash and cash equivalents balances held by the Entity that are only available for use under certain conditions pursuant to the long-term debt agreements entered into by the Entity (as discussed in Note 10). These restrictions are classified according to their restriction period: less than 12 months and over one year, considering the period of time in which such restrictions are fulfilled, whereby the short-term restricted cash balance was classified within current assets under cash and cash equivalents and the long-term restricted cash was classified within security deposits made.
During 2022, the Entity paid $7.5 million to Scotiabank for the issuance of letters of credit for the National Control Energy Center (CENACE, for its acronym in Spanish) in connection to the Aguascalientes and Querétaro projects, in exchange of a guarantee. This amount will be paid back to the Entity once the project investment conditions are met.

Investment properties	Investment properties
Investment properties are properties held to earn rentals and/or for capital appreciation (including property under construction for such purposes). Investment properties are measured initially at cost, including transaction costs. The Entity does not capitalize borrowing costs during the construction phase of investment properties. Subsequent to initial recognition, investment properties are measured at fair value. Gains and losses arising from changes in the fair value of investment properties are included in profit or loss in the period in which they arise.
An investment property is derecognized upon sale or when the investment property is permanently withdrawn from use and no future economic benefits are expected to be received from such investment property. Any gain or loss arising on derecognition of the property (calculated as the difference between the net sale proceeds and the carrying amount of the asset) is included in gain or loss on sale of investment properties in the period in which the property is derecognized.

Leases	Leases
1)The Entity as lessor
Vesta, as a lessor, retains substantially all of the risks and benefits of ownership of the investment properties and account for its leases as operating leases. Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized on a straight-line basis over the lease term.
2)The Entity as lessee
The Entity assesses whether a contract is or contains a lease, at inception of the contract. The Entity recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the Entity recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Entity uses its incremental borrowing rate.
Lease payments included in the measurement of the lease liability comprise:
•Fixed lease payments (including in-substance fixed payments), less any lease incentives;
•Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•The amount expected to be payable by the lessee under residual value guarantees;
•The exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
•Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.
The lease liability is presented as a separate line in the consolidated statement of financial position.
The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
Rights-of-use assets consist of the initial measurement of the corresponding lease liability, the lease payments made at or before the commencement date, less any lease incentives received and any initial direct costs. Subsequent valuation is cost less accumulated depreciation and impairment losses.
If the Entity incurs an obligation arising from the costs of dismantling and removing a leased asset, restoring the place in which it is located, or restoring the underlying asset to the condition required by the terms and conditions of the lease, a provision measured in accordance with IAS 37 should be recognized. To the extent that the costs are related to a rights of use asset, the costs are included in the related rights of use asset.
Right-of-use assets are depreciated over the shorter period between the lease term and the useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use reflects that the Entity expects to exercise a purchase option, the related right-of-use asset is depreciated over its useful life of the underlying asset. The depreciation starts at commencement date of the lease.
Right-of-use assets are presented as a separate concept in the consolidated statement of financial position.
The Entity applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss.
Leases with variable income that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition that triggers the payments occurs and are included in the concept of “Other expenses” in the consolidated statement of profits and other comprehensive income (loss).
As a practical expedient, IFRS 16 permits a lessee not to separate the non-lease components and instead account for any lease and associated non-lease components as a single arrangement. The Entity has not used this practical expedient. For contracts that contain lease components and one or more additional lease or non-lease components, the Entity assigns the consideration of the contract to each lease component on the basis of the relative selling price method independent of the lease component and aggregate stand-alone relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

Foreign currencies	Foreign currencies
The U.S. dollar is the functional currency of Vesta and all of its subsidiaries except for WTN Desarrollos Inmobiliarios de México, S. de R. L. de C. V. (“WTN”), which considers the Mexican peso as its functional currency and is considered as a “foreign operation” under IFRS Accounting Standards. However, Vesta and its subsidiaries keep their accounting records in Mexican pesos. In preparing the financial statements of each individual entity, transactions in currencies other than the entity's functional currency (foreign currencies) are recognized at the exchange rates in effect on the dates of each transaction. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the exchange rates in effect at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the exchange rates in effect on the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.
Exchange differences on monetary items are recognized in profit or loss in the period in which they arise.
For the purposes of presenting consolidated financial statements, the assets and liabilities of WTN are translated into U.S. dollars using the exchange rates in prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recorded in other comprehensive income.

Employee benefits	Employee benefits
Employee benefits for termination
Employee benefits for termination are recorded in the results of the year in which they are incurred.
Short-term and other long-term employee benefits
A liability is recognized for benefits accruing to employees in respect of wages and salaries, annual leave and sick leave in the period the related service is rendered at the undiscounted amount of the benefits expected to be paid in exchange for that service.
Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related service.
Liabilities recognized in respect of other long-term employee benefits are measured at the present value of the estimated future cash outflows expected to be made by the Entity in respect of services provided by employees up to the reporting date.
Post-employment and other long-term employee benefits
Post-employment and other long-term employee benefits, which are considered to be monetary items, include obligations for pension and retirement plans and seniority premiums. In Mexico, the economic benefits from employee benefits and retirement pensions are granted to employees with 10 years of service and minimum age of 60. In accordance with Mexican Labor Law, the Entity provides seniority premium benefits to its employees under certain circumstances. These benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily before the vesting of their seniority premium benefit.
For defined benefit retirement plans and other long-term employee benefits, such as the Entity’s sponsored pension and retirement plans and seniority premiums, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each reporting period. All remeasurement effects of the Entity’s defined benefit obligation such as actuarial gains and losses are recognized directly in Other comprehensive gain – Net of tax. The Entity presents service costs within general and administrative expenses in the consolidated statement of profit and other comprehensive income (Loss). The Entity presents net interest cost within finance costs in the consolidated statement of profit and other comprehensive income (Loss). The projected benefit obligation recognized in the consolidated statement of financial position represents the present value of the defined benefit obligation as of the end of each reporting period.
Statutory employee profit sharing (“PTU”)
PTU is recorded in the results of the year in which it is incurred and is presented in the general and administrative expenses line item in the consolidated statement of profit and other comprehensive income (loss).
As result of the recent changes to the Income Tax Law and the Labor Law, as of December 31, 2025, 2024 and 2023, PTU is determined based on taxable income, according to Section I of Article 9 of the that Law and the Article 127 of the Labor Law.
Compensated absences
The Entity creates a provision for the costs of compensated absences, such as paid annual leave, which is recognized using the accrual method.

Share-based payment arrangements	Share-based payment arrangements
Share-based payment transactions of the Entity
Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date. Details regarding the determination of the fair value of equity-settled share-based transactions are set out in Note 21.
The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Entity’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Entity revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the equity settled employee benefits reserve.

Income taxes	Income taxes
Income tax expense represents the sum of current and deferred income tax expense.
1.Current tax
Current income tax (“ISR”) is recognized in the results of the year in which is incurred.
The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in profit or loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Entity’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.
A provision is recognized for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. The assessment is based on the judgement of tax professionals within the Entity supported by previous experience in respect of such activities and in certain cases based on specialist independent tax advice.
2.Deferred income tax
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.
The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax liabilities and assets are calculated at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, based on tax laws and rates that have been enacted or substantively enacted at the reporting date.
The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Entity expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset when there is an enforceable legal right that allows offsetting current tax assets against current tax liabilities and when they are related to income taxes collected by the same tax authority and the Entity has the right to intention to settle your current tax assets and liabilities on a net basis.
3.Current and deferred tax for the year
Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.
Provisions	Provisions
Provisions are recognized when the Entity has a present obligation (legal or constructive) as a result of a past event, when it is probable that the Entity will be required to settle the obligation, and when a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties associated with the obligation.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Revenue recognition	Revenue recognition
Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease. Energy income and reimbursable building services arise from tenant leases and consists on the recovery of certain operating expenses of the respective property. Such reimbursements are included in rental income in the consolidated financial statements.

Segment	Segment
The Entity’s primary business is the acquisition, development, and management of industrial and distribution center real estate. Vesta manages its operations on an aggregated, single segment basis for purposes of assessing performance and making operating decisions and, accordingly, has only one reporting and operating segment. As of December 31, 2025, 2024 and 2023, all of our assets and operations are derived from assets located within Mexico.

Other income and other expenses	Other income and other expenses
Other income and other expenses consist of transactions which substantially depart from the Entity's rental income from operating leases; these mainly include the income and expenses derived from the charge and expense of energy consumption through the Entity’s infrastructure to non-tenant third-parties, insurance recoveries and others.

Critical accounting judgments and key sources of estimation uncertainty	Critical accounting judgments and key sources of estimation uncertainty
In applying the Entity’s accounting policies, which are described in Note 3, management of the Entity is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods. The following are the critical judgements, apart from those involving estimations, that management has made in the process of applying the Entity’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements.
Valuation of investment properties
As described in Note 8, the Entity uses external appraisers in order to determine the fair value of its investment properties. Such appraisers use several valuation methodologies that include assumptions that are not directly observable in the market to estimate the fair value of its investment properties. Note 8 provides detailed information about the key assumptions used in the determination of the fair value of the investment properties.
In estimating the fair value of an asset or a liability, the Entity uses market-observable data to the extent it is available. Where Level 1 inputs are not available, the Entity engages third party qualified valuation experts. The valuation committee works closely with the qualified external valuation experts to establish the appropriate valuation techniques and inputs to the model. The Chief Financial Officer reports the valuation committee’s findings to the board of directors of the Entity every quarter to explain the cause of fluctuations in the fair value of the assets and liabilities. Information about the valuation techniques and inputs used in determining the fair value of various assets and liabilities are disclosed in Note 8 and 19.
The Entity’s management believes that the chosen valuation methodologies and assumptions used are appropriate in determining the fair value of the Entity’s investment properties.